Filed with the Securities and Exchange Commission on October 28, 2002

                                      1933 Act Registration File No.   333-33302
                                                      1940 Act File No. 811-9871

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ----------

         Post-Effective Amendment No.     2                                  |X|
                                      ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.   5                                                   |X|
                       -------


                               CULLEN FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                                645 Fifth Avenue
                               New York, NY 10022
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 843-0506

                                  Brooks Cullen
                                645 Fifth Avenue
                               New York, NY 10022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                           Michael W. Zielinski, Esq.
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

  Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

  X   immediately upon filing pursuant to paragraph (b)
----

----  on ____________ pursuant to paragraph (b)

      60 days after filing pursuant to paragraph (a)(1)
----

      on ____________ pursuant to paragraph (a)(1)
----

      75 days after filing pursuant to paragraph (a)(2)
----

      on                              pursuant to paragraph (a)(2) of Rule 485.
----    ----------------------------


Title of securities being registered: Cullen Value Fund







                                CULLEN VALUE FUND

                         A series of Cullen Funds Trust




                                   PROSPECTUS





                                October 28, 2002






The Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS

YOUR INVESTMENT................................................................1
   WHAT ARE THE FUND'S GOALS?..................................................1
   WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?........................1
   WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?...........................1
   WHO SHOULD INVEST IN THE FUND?..............................................2
   PERFORMANCE INFORMATION.....................................................3
   WHAT ARE THE FUND'S FEES AND EXPENSES?......................................5
   WHO MANAGES THE FUND?.......................................................5
   ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS.....................7
YOUR ACCOUNT...................................................................9
   SHARE PRICE.................................................................9
   BUYING SHARES..............................................................10
   SELLING SHARES.............................................................12
   ADDITIONAL POLICIES........................................................13
   DISTRIBUTION FEES..........................................................14
   DISTRIBUTIONS AND TAXES....................................................14
   SHAREHOLDER REPORTS AND CONFIRMATIONS......................................14
   RESERVED RIGHTS............................................................15
   FINANCIAL HIGHLIGHTS.......................................................16
   FOR MORE INFORMATION.......................................................18

In this prospectus, the "Adviser" refers to Cullen Capital Management LLC, the investment adviser for the Cullen Value Fund (the "Fund"), a series of the Cullen Funds Trust (the "Trust").



YOUR INVESTMENT WHAT ARE THE FUND'S GOALS?
The Fund seeks long-term capital appreciation. Current income is a secondary objective.


WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests primarily in common stocks of medium- and large-capitalization companies (companies with a market capitalization of $1.5 billion or more at the time of purchase by the Fund). The Adviser generally selects stocks of companies that have:

o a below average price/earnings ratio as compared to that of the Standard & Poor's 500 Stock Index; and

o above average projected earnings growth as compared to that of the Standard & Poor's 500 Stock Index.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.


Although the Fund has the ability to invest up to 30% of its assets in foreign securities, it expects to normally invest up to only 20% of its assets in these securities. These investments are generally made in American Depository Receipts which trade on U.S. exchanges.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks
The Fund's major risks are those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund's shares may go up and down. You could lose money investing in the Fund.


Medium-Capitalization Companies
The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund's portfolio.


Value Style Investing
Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund's "value" investment style may sometimes be lower than that of other types of equity funds.

Foreign Securities
Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

WHO SHOULD INVEST IN THE FUND?
The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.


PERFORMANCE INFORMATION


The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund's return. The bar chart shows the Fund's total return for its first calendar year of operation. The table shows the Fund's average annual total return over time compared with a broad-based market index and the index whose total return the Fund seeks to match. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

[GRAPH]

Calendar Year Annual Returns*

2001    2.13%

*The Fund's year-to-date return as of 09/30/02 was -3.50%.

     During the period shown in the bar chart, the Fund's highest quarterly return was 21.02% for the quarter ended March 31, 2002 and the lowest quarterly return was -11.57% for the quarter ended September 30, 2001.

Average Annual Total Returns for the Periods ended December 31, 2001


------------------------------------------ --------- ---------------------------

                                             1 Year       Since Inception
                                                             (07/01/00)
------------------------------------------ --------- ---------------------------
Cullen Value Fund
------------------------------------------ --------- ---------------------------
    Return Before Taxes                      2.13%             7.24%
------------------------------------------ --------- ---------------------------
    Return After Taxes on Distributions(1)   1.91%             7.02%
------------------------------------------ --------- ---------------------------
    Return After Taxes on Distributions      1.30%             5.70%
      and Sale of Fund Shares(1)
------------------------------------------ --------- ---------------------------
S&P 500 Index (2)                           -18.04%           -30.15%
------------------------------------------ --------- ---------------------------
Nasdaq Composite Index(3)                   -32.53%           -62.89%
------------------------------------------ --------- ---------------------------


(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(3) The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. Today the Nasdaq Composite includes over 4,000 companies, more than most other stock market indices. Because it is so broad-based, the Composite is a widely followed and quoted major market indices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.




WHAT ARE THE FUND'S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Nonea


ANNUAL FUND OPERATING EXPENSES
-------------------------------
(expenses that are deducted from Fund assets)



Management Fee                                                    1.00%
Distribution (12b-1) Fees                                         0.25%
Other Expenses b                                                  1.08%
                                                                  -----
Total Annual Fund Operating Expenses c                            2.33%
       Less Expense Reimbursement                                -0.33%
                                                                 ------
Net Annual Fund Operating Expenses                                2.00%
                                                                  =====


a    The Fund's transfer agent charges a $15 wire redemption fee.


b These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on amounts for the Fund's most recent fiscal year.
c The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding taxes) to no more than 2.00% at least through June 30, 2003. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period, provided that recapture does not cause the Fund to exceed existing expense limitations. However, the Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fee was waived.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1 Year*            3 Years       5 Years       10 Years
$203               $696          $1,215        $2,641

* The 1-Year Expense Example number reflects the effect of the current Expense Waiver and Reimbursement Agreement in place which limits the Fund's expenses to 2.00% on an annualized basis through June 30, 2003.


WHO MANAGES THE FUND?

Investment Adviser

The Fund's investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York 10022. Subject to the general supervision of the Trust's Board of Trustees, the Adviser is responsible for the day to day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund. The Adviser's only assets under management are those of the Fund. However, the portfolio manager of the Fund has extensive investment management experience. For more information on the portfolio manager, please see below.

The Advisory Agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund's average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses (excluding taxes) exceed 2.00% of the Fund's net assets. This contractual agreement for expense waivers expires on June 30, 2003. For the fiscal year ended June 30, 2002, the Adviser earned advisory fees of $146,099 based on a rate of 1.00% of the Fund's average daily net assets, $47,768 of which was waived, for net advisory fees paid of $98,331.


Portfolio Manager
James P. Cullen is the portfolio manager of the Fund. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.


Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant U.S. Bank, N.A. serves as custodian for the Fund's cash and securities. U.S. Bancorp Fund Services, LLC provides administrative, transfer agent, dividend disbursing and fund accounting services to the Fund.


Distributor
Quasar Distributors, LLC serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.


ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities which the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund's portfolio until it no longer meets the Fund's financial or valuation criteria.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser's opinion, investment considerations warrant such action.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 95% invested in stocks (or securities convertible into stocks) at all times except to the extent that:

o unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
o anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations. Although the Fund's portfolio will normally be fully invested in equity securities as described above, a portion of its assets may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

o future political and economic developments, the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
o    the possible establishment of exchange controls,
o    the possible seizure or nationalization of foreign investments, or
o the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund's investment policies is basically dependent upon the Adviser's judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time the value of the Fund's shares may be more or less than your cost of shares.

The Fund's secondary objective of current income is not a fundamental policy of the Fund and may be changed by a vote of a majority of the Board of Trustees without a vote of the shareholders.


YOUR ACCOUNT

SHARE PRICE
The price of a share of the Fund is called the Fund's net asset value ("NAV"). The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received by the Fund's transfer agent in good order.

Foreign Securities
Some of the Fund's portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund's NAV. However, these events will be reflected in the Fund's NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund's NAV.


BUYING SHARES

Minimum Investments
When buying shares, you must meet the following minimum investment requirements:

                                       Initial                   Additional
Regular Accounts                       $1,000                      $100

IRAs and UGMA/UTMA accounts,
Simple IRA, SEP-IRA, 403(b)(7),    The lesser of $250 or            $50
Keogh, Pension Plan and Profit       $25 per month
Sharing Plan Accounts

Please note...
o If you use an Automatic Investment Plan ("AIP") for a regular account, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
o You will be charged a $12.50 annual account maintenance fee for each IRA (or other retirement) account of up to a maximum of $25 and a $15 fee for transferring assets to another custodian or for closing an account.

Timing of Requests

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Completed purchase application or investment stub

|X|  Check payable to Cullen Value Fund


The price per share will be the NAV next computed after the time your request is received in good order by the Fund's transfer agent. All requests received in good order before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Shares may only be purchased on days the NYSE is open for trading. If you are paying with federal funds (wire), your order will be considered received when the Fund's transfer agent receives the federal funds.

Methods of Buying

Through a           You  can   purchase   shares   of  the  Fund   through   any
broker/dealer       broker/dealer  organization  that has a sales agreement with
organization        the Fund's  distributor.  The broker-dealer  organization is responsible  for sending  your  purchase  order to the Fund.
                    Please keep in mind that your broker/dealer may charge additional fees for its services.


By mail To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Cullen Value Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information from investors as part of the Fund's anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application.


                    Regular Mail                        Overnight Delivery
                    Cullen Value Fund                   Cullen Value Fund
                    c/o U.S. Bancorp Fund Services, LLC c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                        615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin 53201-0701     Milwaukee, Wisconsin 53202


                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the Fund's transfer agent actually received those documents.


By  telephone       To make additional investments by telephone,  you must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated
                    Clearing House ("ACH") members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By  wire            To open an  account  or to make  additional  investments  by wire, call 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

                                   U.S. Bank, N.A.
                                   Milwaukee, WI  53202
                                   ABA #:  042000013
                                   Credit:  U.S. Bancorp Fund Services, LLC
                                   Account #:  112952137
                                   Further Credit:   Cullen Value Fund
                                   (your name or the title on the account)
                                   (your account #)


Through an          Once your account has been opened,  you may purchase  shares
automatic           of the Fund through an AIP. You can have money automatically
investment          transferred  from your  checking  or  savings  account  on a
plan                weekly, bi-weekly,  monthly,  bi-monthly or quarterly basis.
                    To be  eligible  for this  plan,  your  bank  must be a U.S.
                    institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund's transfer agent has received your request.


SELLING SHARES

Methods of Selling

Through a           If you  purchased  your shares  through a  broker/dealer  or
broker/dealer       other financial  organization,  your redemption order may be
organization        placed through the same  organization.  The  organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.


By mail             Send your written  redemption  request to the address below.
                    Your request should contain the Fund's name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).


                    Regular Mail                        Overnight Delivery
                    Cullen Value Fund                   Cullen Value Fund
                    c/o U.S. Bancorp Fund Services, LLC c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                        615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin 53201-0701     Milwaukee, Wisconsin 53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.


By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent  arrangement  in  writing  with the Fund) you may redeem as little as $500 and as much as  $50,000  by calling
                    1-877-485-8586.  A  signature  guarantee  is required of all
                    shareholders   to   change  or  add   telephone   redemption
                    privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

By wire To redeem shares by wire, call the Fund at 1-877-485-8586 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

Through a           If you own shares  with a value of $10,000 or more,  you may
systematic          participate   in  the   systematic   withdrawal   plan.  The
withdrawal plan     systematic  withdrawal  plan  allows  you to make  automatic withdrawals  from your Fund  account at  regular  intervals.
                    Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.


Signature Guarantees
Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

You can obtain signature guarantees from banks, broker/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Fund requires a signature guarantee for redemption requests from IRA accounts, redemption requests made payable to a person or an address not on record with the Fund, or to change or add telephone redemption privileges.

The Fund's transfer agent reserves the right to reject any signature guarantee.


When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund's transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.


When making a redemption request, make sure your request is in good order. "Good order" means your redemption request includes:

|X|  the name of the Fund

|X|  the dollar amount or the number of shares to be redeemed

|X| signatures of all registered shareholders exactly as the shares are registered

|X|  the account number


All requests received in good order by the Fund's transfer agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.



ADDITIONAL POLICIES
Telephone Transactions
Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund's phones may be busy and you may experience a delay in placing a telephone request. If you are unable to contact the Fund's transfer agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund's transfer agent.

Investing Through A Third Party
If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTION FEES
The Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS AND TAXES

In general, the Fund will distribute substantially all of its net investment income and any net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid (or deemed to be paid) at least once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions.

In general, Fund distributions will be taxable to you as either ordinary income, capital gains or both. Any distributions you receive from the Fund's net income and gains (other than the Fund's net capital gains), will be taxable to you as ordinary dividend income at your marginal income tax rate, and to certain corporate investors, who may be eligible for the dividends received deduction. Any distributions you receive from the Fund's net capital gains generally will be taxable to you at your long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.


You may also have to pay taxes when you sell or redeem your shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.



SHAREHOLDER REPORTS AND CONFIRMATIONS
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.



RESERVED RIGHTS The Fund reserves the right to:

o Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
o Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).
o    Change the minimum or maximum investment amounts.
o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.
o Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund's discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
o Reject any purchase or redemption request that does not contain all required documentation.


FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal year indicated. It is intended to help you understand the Fund's financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP the Fund's independent accountants. Their report, along with the Fund's financial statements, is available without charge upon request.


-------------------------------------------- ---------------- -----------------

                                               Year Ended     Year Ended June
                                              June 30, 2002       30, 2001
-------------------------------------------- ---------------- -----------------
Net asset value at beginning of period           $11.34            $10.00
-------------------------------------------- ---------------- -----------------

Income from investment operations:
    Net investment income                         0.03              0.01
    Net realized and unrealized gains (loss)
    on investments                                0.59              1.35
                                             ---------------- -----------------
Total from investment operations                  0.62              1.36
                                             ---------------- -----------------

Less distributions:

    Dividends from net investment income           --              (0.02)
    Distributions from net realized gains        (0.06)              --
                                                 ------
                                             ---------------- -----------------
Total distributions                              (0.06)            (0.02)
                                             ---------------- -----------------

Net asset value at end of period                 $11.90            $11.34
                                                 ======            ======
Total return                                      5.52%            13.65%
                                             ---------------- -----------------
Net assets at end of period                      $16,501          $12,618
                                             ---------------- -----------------

Ratio of expenses to average net assets
    Before expense reimbursement                  2.33%             3.31%
    After expense reimbursement                   2.00%             2.00%

Ratio of net investment income (loss) to
    average net assets
    Before expense reimbursement                 (0.01%)           (1.19)%
    After expense reimbursement                   0.31%             0.12%

Portfolio turnover rate                          44.12%            29.31%

-------------------------------------------- ---------------- -----------------



                               INVESTMENT ADVISER
                          Cullen Capital Management LLC
                               New York, New York


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin


                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin


                                  LEGAL COUNSEL
                           Sidley Austin Brown & Wood
                                Chicago, Illinois


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                         U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                Cincinnati, Ohio





FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.


Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund at 1-877-485-8586 or by writing to:


Cullen Value Fund
c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701
Milwaukee, WI  53201-0701


You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



                                                      1940 Act File No. 811-9871




                                CULLEN VALUE FUND

                         A series of Cullen Funds Trust
                       STATEMENT OF ADDITIONAL INFORMATION



                                October 28, 2002


This Statement of Additional Information (the "SAI") is not a prospectus. You may obtain a copy of the prospectus dated October 28, 2002 (the "Prospectus") of Cullen Value Fund (the "Fund"), a series of the Cullen Funds Trust (the "Trust"), without charge by calling the Fund at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2002 are incorporated by reference to the Trust's June 30, 2002 Annual Report.




Regular Mail                               Overnight or Express Mail

Cullen Value Fund                          Cullen Value Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202




                                TABLE OF CONTENTS

                                                                            Page


The Trust.....................................................................3
Description of the Fund and its Investment Objective, Policies and Risks......3
Investment Restrictions.......................................................8
Management of the Fund........................................................9
Control Persons and Principal Holders of Shares...............................13
Investment Advisory and Other Services........................................15
Distributor...................................................................18
Distribution Plan.............................................................19
Brokerage.....................................................................19
Capital Structure.............................................................20
Determination of Net Asset Value..............................................21
Purchase and Redemption of Shares.............................................22
Additional Information on Distributions and Taxes.............................24
Calculation of Performance Data...............................................26
Shareholder Reports...........................................................30
Service Providers.............................................................30
Additional Information........................................................31
Financial Statements..........................................................31
Appendix A....................................................................31




                                    The Trust
--------------------------------------------------------------------------------

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers one diversified portfolio to investors, the Cullen Value Fund. An investor, by investing in the Fund, becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Fund. Likewise, an investor shares pro rata in any losses of the Fund.


    Description of the Fund and its Investment Objective, Policies and Risks
--------------------------------------------------------------------------------
For additional information on the Fund, its investment objective, policies and risks, see also "What Are The Fund's Goals?", "What Are The Fund's Principal Investment Strategies?" and "Additional Information On Investment Policies And Risks" in the Fund's Prospectus and "Investment Restrictions" below.

Investment Objective

The primary investment objective of the Fund is long-term capital appreciation, and portfolio securities are selected primarily with a view to achieve this objective. The Fund's primary objective is a fundamental policy of the Fund and may not be changed without shareholder approval as described below in "Investment Restrictions." Current income is a secondary objective in the selection of investments. This secondary objective is not a fundamental policy of the Fund and may be changed by a vote of a majority of the Board of Trustees without a vote of the shareholders.

Diversification


It is anticipated that the Fund will diversify its investments among various issuers in different industries. The Fund may, however, from time to time, invest up to 25% of the value of its total assets in securities of issuers, all of which conduct their principal business activities in the same industry.


Portfolio Turnover


The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund anticipates that its annual portfolio turnover rate should not significantly exceed 50%. The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund's investment adviser, investment considerations warrant such action. The turnover rate for the Fund for fiscal periods ended June 30, 2002 and 2001 were 44.12% and 29.31%, respectively.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

|X| expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

|X| less extensive regulation of foreign brokers, securities markets, and issuers;

|X|  less publicly available information and different accounting standards;

|X| costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

|X|  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs may be higher than those attributable to domestic investing.


The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

|X|  less social, political and economic stability;

|X| small securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

|X| certain national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund's loss of its entire investment in that market; and

|X| less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economics in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter ("OTC") or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser's research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments


Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, or repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor's Corporation. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.


Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

The Fund may not invest in any securities that are restricted from sale to the public without registration under the Securities Act of 1933. The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists provided that such purchases are in accordance with regulations governing the percentage of illiquid securities which may be owned by the Fund. These regulations generally limit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities, it is possible that a security for which a readily available market was available at the time of purchase is not available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.



                             Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1. Purchase securities on margin, participate in a joint-trading account (the bunching of securities transaction orders with orders of other accounts managed by the adviser not being considered participation in a joint-trading account for this purpose), sell securities short, act as an underwriter or distributor of securities other than shares of the Fund, lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements) or purchase or sell commodities, commodities futures or real estate (marketable securities of companies whose business involves the purchase or sale of real estate not being considered real estate for this purpose).

2. Borrow money or issue senior securities except for temporary bank borrowings (not in excess of 5% of the value of its total assets) for emergency or extraordinary purposes, or pledge, mortgage or hypothecate any of its assets to secure such borrowings to an extent greater than 10% of the value of the Fund's net assets.

3. Make investments for the purpose of exercising control or management of any company.

4. Purchase securities of any issuer (other than the United States or an instrumentality of the United States) if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of any class of such issuer or more than 5% of the Fund's total assets would be invested in securities of such issuer.

5. Concentrate 25% or more of the value of its total assets, exclusive of U.S. government securities, in securities issued by companies primarily engaged in the same industry.

6.   Enter into repurchase agreements with maturities of more than seven days.

7.   Invest in put or call options.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1. Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund's assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

2. Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker's commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.


3. Acquire or retain any security issued by a company, an officer or director of, which is an officer or independent trustee (as defined below), of the Trust or an officer, director, member or other affiliated person of its investment adviser.

4. Purchase any securities, which are restricted from sale to the public without registration under the Securities Act of 1933.


5. Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by "marking to market" daily and the practice is fair, just and equitable.

                             Management of the Fund
--------------------------------------------------------------------------------
The Board of Trustees of the Trust consists of four individuals, two of whom are not "interested persons" of the Trust as defined in the Investment Company Act ("Independent Trustees"). The Board of Trustees is responsible for managing the Trust's business and affairs. The Board of Trustees has appointed the Trust's officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name "Cullen" or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.


Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund's investment adviser at the address shown below.

                                                                            No. of Funds     Other
                                Position(s)      Principal Occupation(s)     in Complex   Directorships
Name, Address and Age         Held with Fund*      During Past 5 Years        Overseen   held by Trustees
----------------------------- ---------------- ---------------------------- ------------ -------------------

         Interested Trustees

James P. Cullen, 64*+         Trustee and      President, controlling               1           None
Cullen Capital Management LLC President        Member and Portfolio
645 Fifth Avenue              since inception  Manager, Cullen Capital
New York, NY 10022                             Management LLC,  May 2000
DOB: 1938                                      to present; President,
                                               Schafer Cullen Capital
                                               Management, Inc., a
                                               registered investment
                                               adviser, from December
                                               1982 to present.

Dr. Curtis J. Flanagan, 81*   Trustee since    Private investor, 1998 to            1           None
Cullen Capital Management LLC inception        present; Chairman, South
645 Fifth Avenue                               Florida Pathologists
New York, NY 10022                             Group, prior thereto.
DOB: 1921

        Independent Trustees

Matthew J. Dodds, 51          Independent      Private investor, 1999 to            1           None
Cullen Capital Management LLC Trustee since    present; Vice President -
645 Fifth Avenue              inception        Research, Schafer Cullen
New York, NY 10022                             Capital Management, Inc.,
DOB: 1941                                      from 1995 to 1999.

Robert J. Garry, 57           Independent      Chief Operations Officer,            1           None
Cullen Capital Management LLC Trustee since    The Tennis Network Inc.,
645 Fifth Avenue              inception        March 2000 to present;
New York, NY 10022                             Senior Vice President and
DOB: 1945                                      Chief Financial Officer,
                                               National Thoroughbred
                                               Racing Association, 1998
                                               to 2000; Director of
                                               Finance and Chief
                                               Financial Officer, United
                                               States Tennis Association,
                                               prior thereto.

Stephen G. Fredericks, 60     Independent      Institutional Trader,                            None
Cullen Capital Management LLC Trustee          Raymond James &
645 Fifth Avenue              appointed 2002   Associates, February 2002
New York, NY 10022                             to present; Institutional
DOB: 1942                                      Trader, ABN AMRO Inc,
                                               January 1995 to May 2001.
              Officers

James P. Cullen+              Trustee and      President, controlling               1           None
Cullen Capital Management LLC President        Member and Portfolio
645 Fifth Avenue                               Manager, Cullen Capital
New York, NY 10022                             Management LLC, May 2000
              DOB: 1938                        to present; President,
                                               Schafer Cullen Capital
                                               Management, Inc., a
                                               registered investment
                                               adviser, from December
                                               1982 to present.

John C. Gould
Cullen Capital Management LLC Executive Vice   Executive Vice President             1           None
645 Fifth Avenue              President        and Assistant Portfolio
New York, NY 10022                             Manager, Cullen Capital
DOB: 1960                                      Management LLC, May 2000
                                               to present; Assistant
                                               Portfolio Manager, Schafer
                                               Cullen Capital Management,
                                               Inc., from 1989 to present.

John C. Gould, 42             Executive Vice   Executive Vice President             1           None
Cullen Capital Management LLC President        and Assistant Portfolio
645 Fifth Avenue                               Manager, Cullen Capital
New York, NY 10022                             Management LLC, since May
DOB: 1960                                      2000; Assistant Portfolio
                                               Manager, Schafer Cullen
                                               Capital Management, Inc.,
                                               from 1989 to present.

Brooks H. Cullen, 35+         Vice President   Vice President and                   1           None
Cullen Capital Management LLC since inception  Analyst, Cullen Capital
645 Fifth Avenue                               Management LLC, since May
New York, NY 10022                             2000; Analyst, Schafer
DOB: 1967                                      Cullen Capital Management,
                                               Inc., from 1996 to
                                               present.

Brenda S. Pons, 26            Treasurer        Treasurer, Schafer Cullen            1           None
Cullen Capital Management LLC                  Capital Management LLC,
645 Fifth Avenue                               2000 to Present; Assistant
New York, NY 10022                             Controller, Schafer Cullen
DOB: 1976                                      Capital Management LLC,
                                               1999 to 2000; Junior
                                               Accountant, Edward Monaco,
                                               CPA, 1998 to 1999.

Rahul D. Sharma, 32           Secretary        Secretary, Cullen Capital            1           None
Cullen Capital Management LLC                  Management LLC, since May
645 Fifth Avenue                               2000; Director of
New York, NY 10022                             Institutional Marketing,
DOB: 1970                                      Schafer Cullen Capital
                                               Management, Inc., 1998 to
                                               present; General Manager,
                                               Harvest Moon
                                               (Brewery/Cafe) and
                                               Student, Rutgers Graduate
                                               School, 1997 to 1998.
---------------


*    Positions are held indefinitely until resignation or termination
+    James P. Cullen and Brooks H. Cullen are father and son.

Board Committees


         The Board has three standing committees as described below:
-----------------------------------------------------------------------------------------------------
Audit Committee
-----------------------------------------------------------------------------------------------------
Members                                Description                                Meetings
-------                                -----------                                --------
Matthew J. Dodds, Independent Trustee  Responsible for advising the full          At least once
Robert J. Garry, Independent Trustee   Board with respect to accounting,          annually.
                                       auditing and financial
                                       matters affecting the Trust.

-----------------------------------------------------------------------------------------------------
Nominating Committee
-----------------------------------------------------------------------------------------------------
Members                                Description                                Meetings
-------                                -----------                                --------
Matthew J. Dodds, Independent Trustee  Responsible for seeking and reviewing      As necessary.  Met
Robert J. Garry, Independent Trustee   candidates for consideration as nominees   once in last
                                       for Trustees as is considered necessary    fiscal year.
                                       from time to time

-----------------------------------------------------------------------------------------------------
Valuation Committee
-----------------------------------------------------------------------------------------------------
Members                                 Description                               Meetings
-------                                 -----------                               --------
James P. Cullen, President and Trustee  Responsible for (1) monitoring the        As necessary when
John C. Gould, Officer                  valuation of Fund securities and other    a price is not
                                        investments; and (2) as required by each  readily available.
                                        series of the Trust's valuation           No meetings in last
                                        policies, when the full Board is not in   fiscal year.
                                        session, determining the fair value of
                                        illiquid and other holdings after
                                        consideration of all relevant factors,
                                        which determinations shall be reported
                                        to the full Board.

--------------------------------------------------------------------------------- -------------------



The following compensation table provides certain estimated information about the trustee fees for the Fund's current fiscal year, ending June 30, 2002.


---------------------- ------------ --------------------- ---------------- ---------------------
Name and Position      Aggregate    Pension or Retirement Estimated Annual Total Compensation
                       Compensation Benefits Accrued as   Benefits Upon    from Company and Fund
                       From Company Part of Company       Retirement       Complex Paid to
                                    Expenses                               Directors
---------------------- ------------ --------------------- ---------------- ---------------------

Matthew J. Dodds,1        $0              $0                   $0                $0
Independent Trustee
Robert J. Garry,        $2,000            $0                   $0              $2,000
Independent Trustee
Stephen G. Fredericks,   $500             $0                   $0               $500
Independent Trustee



1 At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

Each Independent Trustee of the Trust is paid a trustee's fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered "interested persons" of the Trust or the Fund or the Fund's investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

                 Control Persons and Principal Holders of Shares
--------------------------------------------------------------------------------


The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2002. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.


-------------------------------- ------------ ----------- -----------------
Name and Address                    Shares    % Ownership Type of Ownership
-------------------------------- ------------ ----------- -----------------

*Larry R. Tackett                475,298.714     28.38%     Beneficial
6101 Almond Terrace
Plantation, FL  33317-2505

-------------------------------- ------------ ----------- -----------------
*Curtis J. Flanagan                              22.59%     Beneficial
& Margaret M. Flanagan           378,274.9030
777 Bayshore Drive
Fort Lauderdale, FL  33304-3981

-------------------------------- ------------ ----------- -----------------
Donaldson Lufkin                 265,533.9140    15.86%       Record
Jenrette Securities Corp
1 Pershing Plaza
Jersey City, NJ  07399-0002

-------------------------------- ------------ ----------- -----------------
James P. Cullen                                  5.51%      Beneficial
474 Locust Point Road             92,240.356
Locust, NJ  07760-2320

-------------------------------- ------------ ----------- -----------------


*    By virtue of their share holdings of the Fund,  Larry R. Tackett and Curtis
     J. Flanagan and Margaret M. Flanagan are control persons of the Fund. As such, in the event any matter was put to a vote of the shareholders, once obtaining the approval of either Mr. Tackett, or Mr. Flanagan or Ms. Flanagan, votes would only be needed by approximately 17% (for Mr. Tackett) or 21% (for Mr. Flanagan or Ms. Flanagan) of the remaining outstanding shares for the matter to be approved.


As of September 30, 2002, the Trustees and Officers, as a group, owned 28.13% of the Fund's outstanding shares.

Board Interest in the Funds

As of December 31, 2001, the Trustees beneficially owned the following amounts in the Fund.

                                    Key
A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.       over $100,000

            Dollar Range of Equity Securities Beneficially Owned (1)


------------------------------------- ----------------- --------------------------------------

Name of Trustee                       Cullen Value Fund       Aggregate Dollar Range of
                                                        Equity Securities Beneficially Owned
                                                        in All Registered Investment Companies
                                                                  Overseen by Trustee in
                                                            Family of Investment Companies
------------------------------------- ----------------- --------------------------------------
James P. Cullen, Trustee                      D                            D

Dr. Curtis J. Flanagan, Trustee               D                            D

Matthew J. Dodds, Independent               None                         None
Trustee

Robert J. Garry, Independent Trustee        None                         None

------------------------------------- ----------------- --------------------------------------
Stephen G. Fredericks, Independent          None                         None
Trustee
------------------------------------- ----------------- --------------------------------------

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.



                     Investment Advisory and Other Services
--------------------------------------------------------------------------------

Advisory Agreement

On June 22, 2000, the Board of Trustees (including the Independent Trustees) of the Fund, and on June 28, 2000, the sole shareholder of the Fund, approved an investment advisory agreement (the "Advisory Agreement") pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the "Adviser"), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see "Who Are the Fund's Investment Adviser and Portfolio Manager?" in the Prospectus.

Mr. Cullen, President of the Trust, is also the President and controlling member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Brenda S. Pons, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser.

Under the  Advisory  Agreement  and  subject to the general  supervision  of the
Trust's  Board  of  Trustees,   the  Adviser  is  responsible   for  making  and
implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund's custodian, transfer agent and dividend paying agent, fund administration and accounting services agent. The Trust or the Fund pays all other expenses of the Fund's operation, including, without limitation, interest, taxes and any governmental filing fees; brokerage commissions and other costs incurred in connection with the purchase or sale of securities; compensation and expenses of its Independent Trustees; legal and audit expenses; the fees and expenses of the Fund's custodian, transfer agent and dividend paying agent, fund administration and accounting services agent; expenses relating to the redemption of shares; expenses of servicing shareholder accounts; fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws; expenses of printing and mailing reports, notices and proxy material to shareholders; insurance premiums for fidelity and other insurance coverage; expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and any nonrecurring expenses, including actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust's shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days' notice. The Advisory Agreement will continue in effect until June 28, 2002 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders as described under "Investment Restrictions."


In renewing the Advisory Agreement on behalf of the Fund, at a meeting of the Board of Trustees on May 9, 2002, the Board of Trustees including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Adviser to the Fund; (b) the appropriateness of the fees paid by the Fund to the Adviser; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Adviser; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the Investment Company Act, the Board of Trustees noted, among other things, that the advisory fees paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient.

As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 2.00% during the Fund's first two years of operation. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund's expense limitation to exceed the amount set forth above. The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding taxes) to no more than 2.00% at least through June 30, 2003. However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

For the fiscal year ended June 30, 2002, the Adviser earned advisory fees of $146,099 based on a rate of 1.00% of the Fund's average daily net assets, $47,768 of which was waived, for net advisory fees paid of $98,331. The dollar amounts of fees earned by the Adviser during the fiscal year ended June 30, 2001 was $87,826; however, the Adviser waived and reimbursed expenses in the amount of $114,605 pursuant to the Expense Waiver and Reimbursement Agreement between the Adviser and the Fund. Therefore, the Adviser paid $26,779 into the Fund as a result of fee waivers and expense reimbursements.



Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration


U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A., ("USBFS") provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Fund and the Trust. The Fund paid $27,387 and $20,295, respectively, for administrative services during the fiscal years ended June 30, 2002 and 2001.


Fund Accounting


USBFS provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, USBFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.


Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries' customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund.

                                   Distributor
--------------------------------------------------------------------------------

Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 28, 2000 (the "Distribution Agreement"). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

Under the Distribution Agreement, Quasar agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund's prospectus; (ii) hold itself available to receive orders, satisfactory to Quasar, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust's transfer agent, through the National Securities Clearing Corporation's Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations;
(vi) repurchase, at Quasar's discretion, Fund shares; (vii) enter into agreements, at Quasar's discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the board of trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by Quasar but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.


The Distribution Agreement may be terminated at any time (i) by the board of trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Quasar or (b) by Quasar. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the board of trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of those trustees who are not interested persons of any party to the agreement. The Trustees most recently re-approved the Distribution Agreement on May 9, 2002. During the fiscal years ended June 30, 2002 and 2001, the Fund paid $12,950 and $21,300, respectively, for distribution services.




                                Distribution Plan

--------------------------------------------------------------------------------


The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Fund's average daily net asset value. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.


Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Trustees most recently re-approved the Plan on May 9, 2002.

For the fiscal year ended June 30, 2002 the following amounts have been expended under the Plan for the Fund:


                                                          2002

Advertising                                              $1,134
Printing & Mailing of Prospectuses to new shareholders     $441
Compensation to the Distributor                         $12,950
Compensation to Dealers/Sales Personnel                 $22,000
Other Finance Charges                                        $0
Other Fees                                                   $0
                                                       ------------
                TOTAL                                   $36,525

                                                       ============


                                    Brokerage
--------------------------------------------------------------------------------

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities), the broker's familiarity with the security and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund's brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.


The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser's fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

During the fiscal year ended June 30, 2002 and 2001, the Fund paid $40,638 and $30,726, respectively, in total brokerage commissions, of which $0 were paid for directed brokerage transactions.



                                Capital Structure
--------------------------------------------------------------------------------

The Trust is a Delaware business trust (now called a Delaware statutory trust), formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. By this offering, one class of shares of the Fund is being offered. Shares of the Fund are offered subject to a charge imposed pursuant to Rule 12b-1 under the Investment Company Act.


Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder's name on the books of the Trust. Each share has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

                        Determination of Net Asset Value
--------------------------------------------------------------------------------
Shares of the Fund are sold on a continual basis at the net asset value ("NAV") per share next computed following receipt of an order by the Fund's transfer agent in good order. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under supervision of the Fund's Board of Trustees.

Debt securities are valued by a pricing service that utilizes electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the sale of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.


                        Purchase and Redemption of Shares
--------------------------------------------------------------------------------

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.


Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.


Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in-kind"). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.


                Additional Information on Distributions and Taxes
--------------------------------------------------------------------------------

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The foregoing is only a general summary of certain provisions of the Internal Revenue Code and current Treasury regulations applicable to the Fund and its shareholders. The Internal Revenue Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state and local tax laws.


                         Calculation of Performance Data
--------------------------------------------------------------------------------


The Fund's total return may be compared to relevant indices, including the S&P 500 Index, Nasdaq Composite and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total returns of the Fund for the fiscal periods ended June 30, 2002 were as follows*:

  One Year                                                   5.52%
  Since Inception (July 1, 2000)                             9.52%

* Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Advisor.

The average annual total returns (after taxes on distributions) of the Fund for the fiscal periods ended June 30, 2002 were as follows*:

      One Year                                                  5.29%
      Since Inception (July 1, 2000)                            9.36%

*Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Advisor.

The average annual total returns (after taxes on distributions and redemptions) of the Fund for the fiscal periods ended June 30, 2002 were as follows*:

    One Year                                                  3.37%
    Since Inception (July 1, 2000)                            7.60%

* Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Comparisons


Lipper, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

                               Shareholder Reports
--------------------------------------------------------------------------------

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the Fund audited by the Fund's independent accountants, PricewaterhouseCoopers LLP. A semi-annual report will also be issued to the Fund's shareholders.

                                Service Providers
--------------------------------------------------------------------------------

Custodian


U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, acts as custodian of the cash and securities of the Fund. The custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.


Transfer  Agent,   Dividend   Disbursing  Agent,  Fund  Administrator  and  Fund
Accountant


U.S. Bancorp Fund Services, LLC acts as the Fund's transfer agent, dividend-paying agent, fund administrator, fund accountant and shareholder servicing agent. U.S. Bancorp Fund Services, LLC's address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel


Sidley Austin Brown & Wood, Bank One Plaza, 10 South Dearborn Street, Chicago, Illinois 60603, is counsel for the Fund.


Independent Accountants


PricewaterhouseCoopers LLP has been selected as the independent accountants of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.



                             Additional Information
--------------------------------------------------------------------------------

The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

                              Financial Statements
--------------------------------------------------------------------------------


The Fund's audited financial statements are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 2002.


--------------------------------------------------------------------------------

                                   Appendix A
--------------------------------------------------------------------------------


                        RATINGS OF CORPORATE OBLIGATIONS,
                      COMMERCIAL PAPER, AND PREFERRED STOCK

                        Ratings of Corporate Obligations

Moody's Investors Service, Inc.

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Corporation

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Commercial Paper Ratings

Standard & Poor's Corporation

     Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

     Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                 Prime-1 Superior capacity for repayment
                 Prime-2 Strong capacity for repayment
                 Prime-3 Acceptable capacity for repayment

                           Ratings of Preferred Stock

Standard & Poor's Corporation

     Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.   Nature of and provisions of the issue.

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C: A preferred stock rated C is a nonpaying issue.

     D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

     aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



                               CULLEN FUNDS TRUST
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)  Declaration of Trust
     (i)  Certificate of Trust1
     (ii) Agreement and Declaration of Trust1
(b)  Bylaws1
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust and Bylaws.
(d)  Advisory Agreement 2
(e)  Underwriting Agreement 2
(f)  Bonus or Profit Sharing Contracts - Not applicable.
(g)  Custody Agreement 2
(h)  Other Material Contracts
     (i)  Administration Agreement 2
     (ii) Transfer Agent Servicing Agreement 2
     (iii) Fund Accounting Servicing Agreement 2
     (iv) Fulfillment Servicing Agreement 2
(i)  Opinion and Consent of Counsel 2
(j)  Consent of Independent Auditors-- Filed herewith.
(k)  Omitted Financial Statements - Not applicable.
(l)  Agreement Relating to Initial Capital 2
(m)  Rule 12b-1 Plan 2
(n)  Rule 18f-3 Plan - Not applicable.
(o)  Reserved.
(p)  Code of Ethics 2

1 Incorporated by reference to Registrant's Initial Filing of the Registration Statement filed March 27, 2000 under file numbers 333-33302 and 811-9871.
2 Incorporated by the reference to Registrant's Pre-Effective Amendment No. 3 to the Registration Statement filed June 30, 2000 under file numbers 333-33302 and 811-9871.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

     Cullen Capital Management LLC will serve as the investment adviser for the Registrant. The business and other connections of Cullen Capital Management LLC will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Cullen Capital Management LLC as will shortly be filed with the SEC and which will be incorporated by reference herein.

Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, acts as principal underwriter for the following other investment companies:


          Advisors Series Trust                           IPS Funds
            AHA Investment Funds                      Jacob Internet Fund
      Alpha Analytics Investment Trust            The Jensen Portfolio, Inc.
           Alpine Equity Trust                   Kayne Anderson Mutual Funds
           Alpine Series Trust                          Kenwood Funds
         Brandes Investment Trust                 Kit Cole Investment Trust
      Brandywine Advisors Fund, Inc.             Light Revolution Fund, Inc.
     Builders Fixed Income Fund, Inc.                 The Lindner Funds
            CCM Advisors Funds                           LKCM Funds
       CCMA Select Investment Trust                  Monetta Fund, Inc.
            Country Mutual Funds                      Monetta Trust, Inc.
            Cullen Funds Trust                           MUTUALS.com
     The Dessauer Global Equity Fund             MW Capital Management Funds
               Everest Funds                          Optimum Q((TM)) Funds
        First American Funds, Inc.                  PIC Investment Trust
First American Insurance Portfolios, Inc.     Professionally Managed Portfolios
  First American Investment Funds, Inc.             Purisima Funds Trust
   First American Strategy Funds, Inc.                 Quintara Funds
     First American Closed End Funds     Rainier Investment Management Mutual Funds
             FFTW Funds, Inc.                    RNC Mutual Fund Group, Inc.
     Fleming Mutual Fund Group, Inc.                  SAMCO Funds, Inc.
         Fort Pitt Capital Funds                      SEIX Funds, Inc.
           Glenmede Fund, Inc.                  TIFF Investment Program, Inc.
       Harding, Loevner Funds, Inc.              Thompson Plumb Funds, Inc.
           Hennessy Funds, Inc.                 Trust for Investment Managers
     The Hennessy Mutual Funds, Inc.        TT International U.S.A. Master Trust
              Investec Funds                            Wexford Trust
      Investors Research Fund, Inc.                     Zodiac Trust


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant

------------------- -------------------------------- --------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- --------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- --------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- --------------------------
Joe Redwine         Chairman                         None
------------------- -------------------------------- --------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.


     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

                                      (2)              (3)
                                Net Underwriting Compensation on     (4)          (5)
             (1)                 Discounts and   Redemption and   Brokerage      Other
Name of Principal Underwriter      Commission      Repurchases   Commissions Compensation
------------------------------- ---------------- --------------- ----------- ------------
Quasar Distributors, LLC              None           None             None         None
-------------------------------

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                  Are located at:
-------------------                   ---------------

Registrant's Fund Accounting,         U.S. Bancorp Fund Services, LLC
Administrator and Transfer Agent      615 East Michigan Street
                                      Milwaukee, WI  53202

Registrant's Investment Adviser       Cullen Capital Management LLC
                                      645 Fifth Avenue
                                      New York, NY  10022

                                      U.S. Bank, N.A.
Registrant's Custodian                425 Walnut Street
                                      Cincinnati, OH  54202


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 2 to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 28th day of October, 2002.

                                                CULLEN FUNDS TRUST


                                        By: /s/ James P. Cullen
                                        -------------------------------
                                            James P. Cullen
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on October 28, 2002 by the following persons in the capacities indicated.

Signature                          Title

/s/ James P. Cullen                Trustee and President
---------------------------
James P. Cullen

/s/ Dr. Curtis J. Flanagan*        Trustee
----------------------------
Dr. Curtis J. Flanagan

/s/ Matthew J. Dodds*              Independent Trustee
----------------------------
Matthew J. Dodds

/s/ Robert J. Garry*               Independent Trustee
----------------------------
Robert J. Garry

/s/ Brenda S. Pons                 Treasurer and Principal Accounting Officer
---------------------------
Brenda S. Pons


*By   /s/James P. Cullen
------------------------
         James P. Cullen
         Attorney in Fact


EXHIBITS INDEX

Exhibit                                                           Exhibit No.
-------                                                           -----------
Consent of Independent Auditors                                    EX-99.J